Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Compensation

15.	SHARE-BASED COMPENSATION
2014 Restricted Shares Plan
On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares (excluding shares which have lapsed or have been forfeited) pursuant to the grant of restricted shares and restricted share units thereunder. Unless terminated earlier, the 2014 Restricted Shares Plan will terminate automatically in 2024. The share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant. Except for service conditions, there were no other vesting conditions for all the awards under 2014 Restricted Shares Plan. The following table summarizes the Company’s option activity under the 2014 Restricted Shares Plan during the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	30,652,305	0.22	1.15	5.31	11,835
Granted	6,820,900	0.03	0.60
Forfeited	(7,159,989)	0.13	0.81
Exercised	(4,950,497)	0.10	1.08
Modified in August 2019	(18,835,215)	0.17	0.98

Outstanding at December 31, 2019	6,527,504	0.34	1.50	4.31	150
Exercised	(1,001,674)	0.34	1.91
Modified in June 2020	(5,525,830)	0.34	1.42

Outstanding at December 31, 2020	—
Exercised	—

Outstanding at December 31, 2021	—

Vested and expected to vest at December 31, 2021	—

Exercisable as at December 31, 2021	—

The weighted-average grant-date fair value of options granted during the year 2019 was US$0.60.
The grant date fair value of each option before modification is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

Year ended December 31, 2019
Fair value of ordinary share (US$)	0.36~0.68
Risk-free interest rates	1.70%~3.25%
Expected volatility range	57.1%~62.9%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.36~0.68

The risk-free interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.
On August 1, 2019 and June 23, 2020, the Company’s compensation committee approved to reduce the exercise price to nil for all unvested and vested options, respectively, granted by the Company under the 2014 Restricted Shares Plan. Accordingly, the awards were considered in-substance restricted shares for all grantees. Such exercise price cancellation was accounted by the Company as a share option modification and required remeasurement at the time of the modification
. The total incremental cost as a result of the modification were RMB12,510 and RMB4,770, respectively.
The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2019
Modified in August 2019	18,835,215	0.97
Vested	(2,164,800)	1.31
Forfeited	(221,450)	1.36

Unvested at December 31, 2019	16,448,965	0.92
Modified in June 2020	5,525,830	1.62
Vested	(12,272,973)	1.32
Forfeited	(6,061,820)	0.77

Unvested at December 31, 2020	3,640,002	0.88

Granted	5,994,400	0.14
Vested	(2,016,463)	0.78
Forfeited	(1,055,299)	1.00

Unvested at December 31, 2021	6,562,640	0.22

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.
As of December 31, 2021, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB5,238 (US$822), and is expected to be recognized over a weighted-average period of 2.2 years.
The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2020 and 2021 were RMB18,263 and RMB2,696 (US$423), respectively.
2013 Incentive Scheme
On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee
consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718 (excluding shares which have lapsed or have been forfeited). The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2021, all the share awards granted under 2013 Incentive Scheme had vesting terms of no longer than 5 years from the date of grant.

The following table summarizes the Group’s options activity under the 2013 Incentive Scheme during the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	44,791,941	0.33	1.13	5.01	12,546
Granted	—	—	—
Forfeited	(3,417,123)	0.34	1.02
Exercised	(2,111,674)	0.15	1.59
Modified in August 2019	(5,990,119)	0.33	1.06

Outstanding at December 31, 2019	33,273,025	0.34	1.13	4.01	765
Exercised	(4,852,510)	0.34	1.10
Modified in June 2020	(28,420,515)	0.34	1.13

Outstanding at December 31, 2020	—	—	—	—	—
Exercised Outstanding at December 31, 2021	—	—	—	—	—
Vested and expected to vest at December 31, 2021	—
Exercisable as at December 31, 2021	—

Year ended December 31, 2018
Fair value of ordinary share (US$)	1.06~1.43
Risk-free interest rates	2.97%~3.58%
Expected volatility range	56.3%~57.2%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.79~1.15
On August 1, 2019 and June 23, 2020, the Company’s compensation committee approved to cancel the exercise price for all unvested and vested options previously granted by the Company under the 2013 Incentive Scheme Plan. Such exercise price cancellation was accounted by the Company as a share option modification and required remeasurement at the time of the modification. The total incremental cost as a result of the modification were RMB7,588 and RMB24,860, respectively.

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2019	—	—
Modified in August 2019	5,990,119	1.15
Vested	(1,052,547)	1.02
Forfeited	(28,515)	1.33

Outstanding at January 1, 2020	4,909,057	1.06
Modified in June 2020	28,420,515	1.33
Granted	1,600,000	0.21
Vested	(30,310,465)	1.33
Forfeited	(364,377)	0.90

Unvested at December 31, 2020	4,254,730	0.64
Granted	5,773,520	0.17
Vested	(1,416,898)	0.79
Forfeited	(1,014,882)	0.81

Unvested at December 31, 2021	7,596,470	0.23

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs. The weighted-average grant-date fair value of restricted share granted during the years 2021 was US$0.17.
As of December 31, 2021, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB6,111 (US$959), and is expected to be recognized over a weighted-average period of 2.1 years.
The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2020 and 2021 were RMB46,906 and RMB2,199 (US$345).
2011 Share Award Scheme
On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013 and November 2016, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption. Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested.
The Group has set up the Share Award Scheme Trust for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest. As of December 31, 2021, 1,331,999 (2020: 1,284,629) forfeited and ungranted restricted shares are held by the Share Award Scheme and available to be granted in the future.
The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2019, 2020 and 2021, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2019	5,739,320	1.06
Granted	2,189,310	0.37
Vested	(2,452,468)	1.08
Forfeited	(1,409,359)	1.05

Unvested at December 31, 2020	4,066,803	0.69
Granted	596,920	0.21
Vested	(1,170,395)	0.68
Forfeited	(1,549,603)	0.57

Unvested at December 31, 2020	1,943,725	0.64
Granted	1,596,100	0.26
Vested	(1,687,405)	0.36
Forfeited	(1,643,470)	0.59

Unvested at December 31, 2021	208,950	0.39

As of December 31, 2021, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB166 (US$26), and is expected to be recognized over a weighted-average period of 1.2 years.
The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2019, 2020 and 2021 were RMB9,357, RMB1,697 and RMB2,154 (US$338), respectively.
Share-based Awards of subsidiaries
Subsidiaries of the Group also have equity incentive plans granting share-based awards.
The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2021
Fair value of ordinary share (US$)	0.42~0.94	0.09	4.34~4.87
Risk-free interest rates	2.57%~3.73%	0.66%	0.07%
Expected volatility range	57.2%~59.2%	59.2%	52.02%
Expected dividend yield	8.61%~8.72%	0.82%	0.00%
Fair value per option granted (US$)	0.22~0.27	0.02	2.44~2.56

The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	—	728	858	135
Research and development	31,907	20,376	7,400	1,161
Selling and marketing	1,479	996	342	54
General and administrative	15,286	11,879	361	57

Total	48,672	33,979	8,961	1,407

As of December 31, 2021, there was RMB4,863 (US$763) unrecognized share-based compensation expenses related to incentive plans, which is expected to be recognized over a vesting period of 1.4 years.
Total share-based compensation expenses recorded by the Group are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of revenues	524	1,044	1,027	161
Research and development	59,771	29,091	5,996	941
Selling and marketing	3,818	(1,087)	1,339	210
General and administrative	63,327	51,934	(1,212)	(190)

Total	127,440	80,982	7,150	1,122